Deferred income tax and social contribution (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Income Tax And Social Contribution
Schedule of deferred taxes assets and liabilities

The amounts recorded are as follows:

	2021	2020
Tax loss and negative basis of social contribution	219,876	475,128
Temporary differences:
Provision for legal and administrative proceedings	330,627	303,948
Losses on doubtful accounts receivable	257,529	224,459
Adjustments to present value – 3G license	3,298	5,240
Lease of LT Amazonas infrastructure	32,377	29,971
Employee profit sharing	40,177	36,915
Taxes with enforceability suspended (i)	437,950	258,246
Amortized Goodwill – TIM Fiber (ii)	(34,560)	(370,494)
Derivative financial instruments	(143,948)	(154,718)
Capitalized interest on 4G authorization	(233,433)	(262,608)
Deemed costs – TIM S.A	(42,617)	(53,792)
Adjustments to lease agreements	369,521	303,833
Accelerated depreciation (iii)	(466,863)	(266,464)
Fair value adjustment I–Systems (former FiberCo) (iv)	(249,477)	-
Other	16,431	20,982
	536,888	550,646
Deferred active tax portion	536,888	550,646

(i)	Mainly represented by the Fistel fee for the financial years 2020 and 2021. The Operating Inspection Fee (TFF) for the years 2020 and 2021 had its payments suspended by virtue of an injunction and, therefore, still do not have a specific date for payment. See note 21 for details.
(ii)	Represented by the goodwill on the business combination of companies TIM Fiber RJ and SP acquired by TIM in 2012, partially realized in November 2021 once this transaction is completed.
(iii)	As of the 1Q20, TIM S.A. excludes the portion of acceleration of depreciation of movable assets belonging to property, plant and equipment from the calculation basis of the IRPJ and CSLL, due to their uninterrupted use in three operating shifts, supported by technical expert report, as provided for in Article 323 of the RIR/2018, or by the adequacy to the tax depreciation provided for in IN 1700/2017. Such tax adjustment generated a deferred liability of R$ 467 million until December 31, 2021 (R$ 266.5 million up to December 31, 2020) and applied as of January 1, 2020.
(iv)

Refers to deferred charges on the fair value of the non-majority interest calculated in the sale transaction described in Note 1 that took place in November 2021 between TIM S.A. and IHS Fiber Brasil - Cessão de Infraestruturas Ltda.

Schedule of expectations to recover the credits

Based on these projections, the company has the following expectation of recovery of credits:

Deferred income tax and social contribution	Tax losses and negative basis
2022	103,847
2023	79,581
2024	36,448
2025	-
Total	219,876